INVESTMENTS IN AFFILIATED COMPANIES	12 Months Ended
Dec. 31, 2004
INVESTMENTS IN AFFILIATED COMPANIES [Abstract]
INVESTMENTS IN AFFILIATED COMPANIES

NOTE 7:-   INVESTMENTS IN AFFILIATED COMPANIES

	December 31,
	2014	2013

Investment in Iluminage Beauty	20,130	$24,720

	20,130	$24,720

Investment in Iluminage Beauty is based on the fair value method. During 2014 the Company recorded a loss in the amount of $4,590 due to changes in the fair value of its investment. Refer to Notes 4, 17 and 1b3 for further details.